13 Taxes (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Taxes Abstract
Income before IRPJ and CSLL	R$ 2,702,195	R$ 1,955,997	R$ 1,392,941
IRPJ and CSLL (34%)	(918,746)	(665,039)	(473,600)
Tax effects on:
Equity in income	36,297	46,203	36,555
Interest on own capital	222,848	98,917	90,440
Dividends	192	280	497
Non deductible expenses	(16,571)	(9,322)	(26,292)
Tax incentives	17,804	16,465	14,973
Unrecognized income and social contribution tax loss carry-forwards	(48,892)	(15,383)	(5,645)
Setting up and/or offset of income tax and social contribution losses of prior years		5,037	90,804
Difference between the calculation bases of deemed profit and taxable profit	72,175	11,076	(19,680)
Others	(4,433)	(227)	17,262
Current IRPJ and CSLL	(433,555)	(580,065)	(379,943)
Deferred IRPJ and CSLL	R$ (205,771)	R$ 68,072	R$ 105,257
Effective rate - %	23.70%	26.20%	19.70%